Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt [Abstract]
Debt obligations
The Company’s debt obligations were as follows:

	December 31,
(dollars in millions)	2013	2012

Senior notes:
Floating rate notes due June 2, 2014	$250.0	$250.0
1.6% notes due April 30, 2015	250.0	250.0
1.15% notes due December 15, 2016	250.0	–
6.375% notes due July 15, 2018	450.0	450.0
4.5% notes due June 1, 2021	250.0	250.0
3.6% notes due April 30, 2022	250.0	250.0
4.0% notes due December 15, 2023	250.0	–
7.0% notes due July 15, 2038	300.0	300.0
5.95% notes due June 1, 2041	250.0	250.0
5.125% notes due December 15, 2043	250.0	–
Unamortized original issue discount	(7.0)	(4.1)
Other debt	56.6	19.6
Obligations under capital leases	60.2	60.7
	2,859.8	2,076.2
Current maturities	(297.0)	(29.2)

Long-term maturities	$2,562.8	$2,047.0

Interest expensed and paid
Information on interest expensed and paid during the three years ended December 31, 2013 was as follows:

	Year Ended December 31
(dollars in millions)	2013	2012	2011

Interest expensed	$114.5	$104.4	$92.4
Interest paid	$105.1	$96.7	$102.8